Group statement of changes in equity - USD ($) $ in Millions	Total	Equity share capital [member]	Capital redemption reserve [member]	Shares held by employee share trusts [member]	Other reserves [member]	Unrealised gains and losses reserve [member]	Currency translation reserve [member]	Retained earnings [member]	IHG shareholders' equity [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2014	$ (717)	$ 178	$ 12	$ (35)	$ (2,896)	$ 111	$ 269	$ 1,636	$ (725)	$ 8
Profit for the year	1,224							1,222	1,222	2
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on valuation of available-for-sale financial assets	2					2			2
Exchange gains/(losses) on retranslation of foreign operations	(2)						(2)		(2)
Exchange losses reclassified to profit on hotel disposal	2						2		2
Total items that may be subsequently reclassified to profit or loss	2					2			2
Items that will not be reclassified to profit or loss:
Re-measurement (losses)/gains on defined benefit plans	9							9	9
Tax related to pension contributions	7							7	7
Total items that will not be reclassified to profit or loss	16							16	16
Total other comprehensive (loss)/ income for the year	18					2		16	18
Total comprehensive income for the year	1,242					2		1,238	1,240	2
Purchase of own shares by employee share trusts	(47)			(47)					(47)
Release of own shares by employee share trusts				62				(62)
Equity-settled share-based cost	24							24	24
Tax related to share schemes	5							5	5
Equity dividends paid	(188)							(188)	(188)
Exchange adjustments		(9)	(1)	2	8
Ending balance at Dec. 31, 2015	319	169	11	(18)	(2,888)	113	269	2,653	309	10
Profit for the year	417							414	414	3
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on valuation of available-for-sale financial assets	5					5			5
Fair value gain reclassified to profit on disposal of available-for-sale financial asset	(7)					(7)			(7)
Exchange gains/(losses) on retranslation of foreign operations	182						182		182
Total items that may be subsequently reclassified to profit or loss	180
Items that will not be reclassified to profit or loss:
Total other comprehensive (loss)/ income for the year	180					(2)	182		180
Total comprehensive income for the year	597					(2)	182	414	594	3
Transfer of treasury shares to employee share trusts				(24)				24
Purchase of own shares by employee share trusts	(10)			(10)					(10)
Release of own shares by employee share trusts				39				(39)
Equity-settled share-based cost	23							23	23
Tax related to share schemes	11							11	11
Equity dividends paid	(1,698)							(1,693)	(1,693)	(5)
Transaction costs relating to shareholder returns	(1)							(1)	(1)
Exchange adjustments		(28)	(2)	2	28
Ending balance at Dec. 31, 2016	(759)	141	9	(11)	(2,860)	111	451	1,392	(767)	8
Profit for the year	593							592	592	1
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on valuation of available-for-sale financial assets	41					41			41
Fair value gain reclassified to profit on disposal of available-for-sale financial asset	(73)					(73)			(73)
Exchange gains/(losses) on retranslation of foreign operations	(77)						(78)		(78)	1
Total items that may be subsequently reclassified to profit or loss	(109)					(32)	(78)		(110)	1
Items that will not be reclassified to profit or loss:
Re-measurement (losses)/gains on defined benefit plans	(4)							(4)	(4)
Deferred tax charge on defined benefit plans arising from significant US tax reform	(11)							(11)	(11)
Total items that will not be reclassified to profit or loss	(15)							(15)	(15)
Total other comprehensive (loss)/ income for the year	(124)					(32)	(78)	(15)	(125)	1
Total comprehensive income for the year	469					(32)	(78)	577	467	2
Transfer of treasury shares to employee share trusts				(20)				20
Purchase of own shares by employee share trusts	(3)			(3)					(3)
Release of own shares by employee share trusts				29				(29)
Equity-settled share-based cost	29							29	29
Tax related to share schemes	9							9	9
Equity dividends paid	(596)							(593)	(593)	(3)
Exchange adjustments		13	1		(14)
Ending balance at Dec. 31, 2017	$ (851)	$ 154	$ 10	$ (5)	$ (2,874)	$ 79	$ 373	$ 1,405	$ (858)	$ 7